Consolidated Statements Of Changes In Equity And Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Consolidated Statements Of Changes In Equity And Comprehensive Income [Abstract]
Issuance of ordinary shares upon IPO, offering cost	$ 12,171